Oakmark Global Select (Prospectus Summary): | Oakmark Global Select

HARRIS ASSOCIATES INVESTMENT TRUST
Supplement dated May 11, 2011 to the Prospectus of
The Oakmark Funds dated January 28, 2011

For Oakmark Global Select Fund, the following replaces the sixth sentence of the first paragraph under "Principal Investment Strategy" on page 24 of the prospectus.

There are no geographic limits on the Fund's non-U.S. investments, and the Fund may invest in securities of companies located in developed and emerging markets.

PROSUPMAY11